UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Strategic Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
                                                                        Value
   Shares                                                               (000)
-----------                                                         ------------

                             COMMON STOCK -- 100.0%

  CONSUMER DISCRETIONARY -- 19.8%
     41,500   Abercrombie & Fitch, Cl A                             $      2,883
     83,400   Coach*                                                       2,869
     63,200   Federated Department Stores                                  2,731
    102,607   Hilton Hotels                                                2,858
     63,100   McDonald's                                                   2,469
     66,300   Nordstrom                                                    2,804
    110,250   Staples                                                      2,682
     48,700   Target                                                       2,691
     39,100   W.W. Grainger                                                2,620
     91,940   Wyndham Worldwide*                                           2,572
                                                                    ------------
                                                                          27,179
                                                                    ------------
  CONSUMER STAPLES -- 2.0%
     75,600   Pepsi Bottling Group                                         2,684
                                                                    ------------
  ENERGY -- 7.5%
     93,100   Arch Coal                                                    2,692
     86,400   BJ Services                                                  2,603
     37,800   Exxon Mobil                                                  2,536
     59,100   XTO Energy                                                   2,490
                                                                    ------------
                                                                          10,321
                                                                    ------------
  FINANCIALS -- 16.2%
     27,500   Affiliated Managers Group*                                   2,753
     49,800   Allstate                                                     3,124
     33,900   Capital One Financial                                        2,666
    101,100   CB Richard Ellis Group, Cl A*                                2,487
     27,200   Everest Re Group Ltd.                                        2,653
     18,200   Goldman Sachs Group                                          3,079
     36,100   Lehman Brothers Holdings                                     2,666
     36,700   Merrill Lynch                                                2,871
                                                                    ------------
                                                                          22,299
                                                                    ------------
  HEALTH CARE -- 19.7%
     74,600   Aetna                                                        2,951
     42,800   Amgen*                                                       3,062
     46,100   Caremark Rx                                                  2,613
     15,200   Cigna                                                        1,768
     34,500   Express Scripts*                                             2,604
     33,000   Genentech*                                                   2,729
     37,100   Genzyme*                                                     2,503
     44,600   Gilead Sciences*                                             3,064
      4,700   Medtronic                                                      218
     59,400   Sepracor*                                                    2,877
     56,200   UnitedHealth Group                                           2,765
                                                                    ------------
                                                                          27,154
                                                                    ------------
  INDUSTRIALS -- 8.6%
     58,200   Canadian National Railway                                    2,441
     33,300   L-3 Communications Holdings                                  2,608
     32,300   Lockheed Martin                                              2,780
     23,000   Norfolk Southern                                             1,014
     46,200   United Technologies                                          2,927
                                                                    ------------
                                                                          11,770
                                                                    ------------


Bishop Street Funds                                           September 30, 2006

Strategic Growth Fund                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
                                                                        Value
   Shares                                                               (000)
-----------                                                         ------------

  INFORMATION TECHNOLOGY -- 24.3%
     82,100   Accenture Ltd., Cl A                                  $      2,603
     57,300   Akamai Technologies*                                         2,864
     76,700   Autodesk*                                                    2,668
    131,400   Cisco Systems*                                               3,022
      7,200   Google, Cl A*                                                2,894
     79,900   Hewlett-Packard                                              2,932
     96,600   Jabil Circuit                                                2,760
    134,600   Marvel Technology Group Ltd.*                                2,607
    112,600   Motorola                                                     2,815
     11,400   National Semiconductor                                         268
     95,500   Nvidia*                                                      2,826
    152,100   Oracle*                                                      2,698
    142,900   Western Digital*                                             2,586
                                                                    ------------
                                                                          33,543
                                                                    ------------
  MATERIALS -- 1.9%
     41,600   Allegheny Technologies                                       2,587
                                                                    ------------
              TOTAL COMMON STOCK (Cost $116,972)                         137,537
                                                                    ------------

TOTAL INVESTMENTS (COST $116,972) + -- 100.0%                            137,537
                                                                    ------------

                       OTHER ASSETS AND LIABILITIES --0.0%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                       57
                                                                    ------------

NET ASSETS -- 100.0%                                                $    137,594
                                                                    ============

*    NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED
+ AT SEPTEMBER 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $117,098, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $24,443 AND $(4,004), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                           September 30, 2006

Large Cap Core Equity                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
                                                                        Value
  Shares                                                                (000)
----------                                                          ------------

                              COMMON STOCK -- 96.5%

 CONSUMER DISCRETIONARY -- 11.3%
    10,500  Apollo Group, Cl A*                                     $        517
    11,300  Best Buy                                                         605
     2,400  Black & Decker                                                   190
     7,400  Brunswick                                                        231
     6,500  Carnival (A)                                                     306
    17,400  Centex (A)                                                       916
    10,600  Coach*                                                           365
    13,500  Comcast, Cl A* (A)                                               497
     9,700  EchoStar Communications, Cl A*                                   318
     4,600  Fortune Brands (A)                                               345
     4,000  Gannett (A)                                                      227
     9,800  Harley-Davidson (A)                                              615
    16,600  Hasbro                                                           378
    22,900  Home Depot                                                       830
    11,600  International Game Technology                                    481
    11,835  Liberty Media Capital*                                           989
     8,300  Lowe's (A)                                                       233
     4,500  Omnicom Group                                                    421
    18,000  Pulte Homes (A)                                                  573
     5,300  Sherwin-Williams                                                 296
                                                                    ------------
                                                                           9,333
                                                                    ------------
 CONSUMER STAPLES -- 8.0%
    13,400  Altria Group                                                   1,026
    13,700  Archer-Daniels-Midland                                           519
    11,300  Campbell Soup                                                    413
    14,800  Coca-Cola                                                        661
    14,600  Constellation Brands, Cl A*                                      420
     8,000  Costco Wholesale                                                 397
     6,700  PepsiCo                                                          437
    18,700  Procter & Gamble                                               1,159
    18,200  Wal-Mart Stores                                                  898
    14,400  WM Wrigley Jr.                                                   663
                                                                    ------------
                                                                           6,593
                                                                    ------------
 ENERGY -- 8.6%
    14,400  Apache                                                           910
    21,400  BJ Services                                                      645
    22,200  Chevron                                                        1,440
    25,300  ConocoPhillips                                                 1,506
    10,400  Devon Energy                                                     657
     7,700  Encana Corp                                                      359
    13,700  Nabors Industries Ltd.* (A)                                      407
     4,300  Noble                                                            276
     5,400  Occidental Petroleum                                             260
    13,400  Valero Energy                                                    690
                                                                    ------------
                                                                           7,150
                                                                    ------------
 FINANCIALS -- 21.1%
    14,800  ACE                                                              810
     7,300  Allstate                                                         458
    21,200  American International Group                                   1,405
    17,200  Bank of America                                                  921
     9,100  Bear Stearns                                                   1,275
    10,000  Capital One Financial (A)                                        787
     6,400  CIT Group                                                        311
    42,000  Citigroup                                                      2,086
    15,700  Countrywide Credit Industry                                      550
    24,300  E*Trade Financial*                                               581
    14,300  Fannie Mae                                                       799


Bishop Street Funds                                           September 30, 2006

Large Cap Core Equity                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
                                                                        Value
  Shares                                                                (000)
----------                                                          ------------

  FINANCIALS (CONTINUED)
      4,300  Freddie Mac                                            $        285
      6,300  Golden West Financial                                           487
      5,100  Goldman Sachs Group                                             863
     10,600  Hartford Financial Services Group                               920
     29,300  JPMorgan Chase                                                1,376
      9,400  Lehman Brothers Holdings                                        694
      4,500  Merrill Lynch                                                   352
     12,200  Morgan Stanley                                                  889
     24,205  Sovereign Bancorp                                               521
     23,600  St. Paul Travelers                                            1,107
                                                                    ------------
                                                                          17,477
                                                                    ------------
  HEALTH CARE -- 13.4%
     18,500  Amgen*                                                        1,323
     14,200  Biogen Idec*                                                    635
      9,300  Coventry Health Care*                                           479
     10,600  Genzyme*                                                        715
     34,200  Johnson & Johnson                                             2,221
     12,400  Laboratory Corp of America Holdings*                            813
      9,800  Medco Health Solutions*                                         589
     14,500  Merck                                                           608
     49,500  Pfizer                                                        1,404
      9,500  Quest Diagnostics                                               581
     15,900  UnitedHealth Group                                              782
      9,400  Wyeth                                                           478
      7,300  Zimmer Holdings*                                                493
                                                                    ------------
                                                                          11,121
                                                                    ------------
  INDUSTRIALS -- 10.9%
      8,800  Caterpillar                                                     579
      7,500  Danaher (A)                                                     515
     17,100  Eaton                                                         1,178
     13,200  General Dynamics                                                946
     22,700  General Electric                                                801
     22,100  Illinois Tool Works                                             992
     31,000  Ingersoll-Rand, Cl A                                          1,178
      7,300  L-3 Communications Holdings                                     572
     21,200  Norfolk Southern                                                934
     13,050  Paccar                                                          744
      7,800  Parker Hannifin                                                 606
                                                                    ------------
                                                                           9,045
                                                                    ------------
  INFORMATION TECHNOLOGY -- 17.3%
     19,500  Accenture Ltd., Cl A                                            618
      9,300  Affiliated Computer Services, Cl A* (A)                         482
     11,600  Apple Computer*                                                 894
     34,400  Applied Materials                                               610
     12,300  Autodesk*                                                       428
     18,700  Broadcom, Cl A*                                                 567
     41,900  Cisco Systems*                                                  964
     11,200  Citrix Systems*                                                 406
     36,800  EMC*                                                            441
      8,200  Freescale Semiconductor, Cl B*                                  312
      1,200  Google, Cl A*                                                   482
     25,300  Juniper Networks*                                               437
      6,700  Kla-Tencor (A)                                                  298
     17,100  Marvel Technology Group Ltd.*                                   331
     69,600  Microsoft                                                     1,902
     25,800  Motorola                                                        645
     15,200  Nvidia*                                                         450


Bishop Street Funds                                           September 30, 2006

Large Cap Core Equity                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
   Shares/Face                                                           Value
   Amount (000)                                                          (000)
  --------------                                                    ------------

  INFORMATION TECHNOLOGY (CONTINUED)
     32,100  Oracle* (A)                                            $        569
     19,200  Qualcomm                                                        698
     14,700  Sandisk* (A)                                                    787
     17,100  Symantec* (A)                                                   364
     27,800  Texas Instruments                                               924
     19,300  VeriSign*                                                       390
     12,600  Yahoo!*                                                         319
                                                                    ------------
                                                                          14,318
                                                                    ------------
  MATERIALS -- 2.7%
      8,000  Alcoa                                                           224
      5,000  Dow Chemical                                                    195
      5,000  Freeport-McMoRan Copper & Gold, Cl B (A)                        266
      7,800  Phelps Dodge                                                    661
      4,200  Teck Cominco Ltd., Cl B                                         262
     11,000  United States Steel                                             635
                                                                    ------------
                                                                           2,243
                                                                    ------------
  TELECOMMUNICATION SERVICES -- 1.5%
      2,200  Alltel                                                          122
     35,900  Sprint Nextel                                                   616
     12,700  Verizon Communications                                          471
                                                                    ------------
                                                                           1,209
                                                                    ------------
  UTILITIES -- 1.7%
     13,400  FirstEnergy                                                     749
     10,800  TXU                                                             675
                                                                    ------------
                                                                           1,424
                                                                    ------------
TOTAL COMMON STOCK (Cost $78,753)                                         79,913
                                                                    ------------

                          EXCHANGE TRADED FUND -- 1.9%

     12,200  SPDR Trust, Ser 1* (A)                                        1,631
                                                                    ------------
TOTAL EXCHANGE TRADED FUND (Cost $1,628)                                   1,631
                                                                    ------------

                          COMMERICAL PAPER (B) -- 1.7%

             Morgan Stanley Dean Witter
$     1,426  5.445%, 11/09/06                                              1,426
                                                                    ------------
TOTAL COMMERICAL PAPER (COST $1,426)                                       1,426
                                                                    ------------

                              BANK NOTE (B) -- 1.2%

             First Tennessee Bank
        951  5.339%, 4/18/07                                                 951
                                                                    ------------
TOTAL BANK NOTE (COST $951)                                                  951
                                                                    ------------

                             MASTER NOTE (B )-- 1.2%

             Bank of America
        951  5.445%, 10/2/06                                                 951
                                                                    ------------
TOTAL MASTER NOTE (COST $951)                                                951
                                                                    ------------


Bishop Street Funds                                           September 30, 2006

Large Cap Core Equity                                                (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
Shares/Face                                                             Value
Amount (000)                                                            (000)
------------                                                         ----------

                          CASH EQUIVALENTS (C) -- 2.0%
             Dreyfus Cash Management Fund, Institutional
    841,496  Shares, 5.220%                                          $      841
             Fidelity Institutional Money Market Portfolio,
    841,496  Institutional Shares, 5.220%                                   841
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $1,682)                                      1,682
                                                                     ----------

                        REPURCHASE AGREEMENT (B) -- 4.6%
             Lehman Brothers 5.425%, dated 09/29/06, to be
             repurchased on 10/02/06, repurchase price $3,775,753
             (collateralized by U.S. Government obligations, par
             value $4,331,787, ranging from 0.000% to 3.880%,
             08/25/35 to 02/25/36 with a total
$     3,774  market value of $3,962,924)                                  3,774
                                                                     ----------
TOTAL REPURCHASE AGREEMENT (Cost $3,774)                                  3,774
                                                                     ----------

TOTAL INVESTMENTS (COST $89,165) + -- 109.1%                             90,328
                                                                     ----------

                      OTHER ASSETS AND LIABILITIES --(9.1)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (7,500)
                                                                     ----------

NET ASSETS -- 100.0%                                                 $   82,828
                                                                     ==========

*     NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT
(A) THIS SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2006 WAS $6,893,427.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2006 IS $7,101,493.
(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELDS AS OF SEPTEMBER 30, 2006.
+ AT SEPTEMBER 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $89,229, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,745 AND $(2,646), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                           September 30, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


                                                                        Market
       Face                                                             Value
   Amount (000)                                                         (000)
  --------------                                                    ------------

                         CORPORATE OBLIGATIONS -- 44.4%

  AEROSPACE & DEFENSE -- 2.8%
              General Dynamics
$     1,000   4.500%, 08/15/10                                      $        978
              Rockwell Automation
      1,200   6.700%, 01/15/28                                             1,328
              United Technologies
      1,350   6.350%, 03/01/11                                             1,410
                                                                    ------------
                                                                           3,716
                                                                    ------------
  AUTO FINANCE -- 1.1%
              Toyota Motor Credit
      1,500   5.450%, 05/18/11                                             1,521
                                                                    ------------
  AUTOMOTIVE -- 0.6%
              DaimlerChrysler NA Holding
        700   8.000%, 06/15/10                                               753
                                                                    ------------
  BANKS -- 3.1%
              Bank of America
      2,350   4.875%, 01/15/13                                             2,302
              BHP Billiton Finance
        850   5.250%, 12/15/15                                               839
              Caterpillar Financial Service
      1,000   5.500%, 03/15/16                                             1,008
                                                                    ------------
                                                                           4,149
                                                                    ------------
  BROADCASTING & CABLE -- 2.0%
              TCI Communications
      1,400   7.875%, 08/01/13                                             1,564
              Turner Broadcasting System
        975   8.375%, 07/01/13                                             1,096
                                                                    ------------
                                                                           2,660
                                                                    ------------
  COMPUTER HARDWARE -- 2.1%
              Cisco Systems
      1,400   5.500%, 02/22/16 (A)                                         1,411
              Dell
      1,325   6.550%, 04/15/08                                             1,348
                                                                    ------------
                                                                           2,759
                                                                    ------------
  FINANCIALS -- 9.4%
              American General Finance MTN, Ser G
      1,400   5.750%, 03/15/07                                             1,402
              Boeing Capital
      1,400   6.500%, 02/15/12                                             1,484
              CIT Group
      1,350   5.000%, 11/24/08                                             1,345
              Fannie Mae (C)
        625   4.750%, 03/30/09                                               622
              General Electric Capital MTN, Ser A
      2,350   5.450%, 01/15/13                                             2,379
              Goldman Sachs Group
      2,350   6.600%, 01/15/12                                             2,480
              Jefferies Group
        675   6.250%, 01/15/36                                               651


Bishop Street Funds                                           September 30, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                Market
  Amount                                                                Value
   (000)                                                                (000)
-----------                                                         ------------

  FINANCIALS (CONTINUED)
              JPMorgan Chase
$     1,350   3.500%, 03/15/09                                      $      1,300
               Unitrin
        850   4.875%, 11/01/10                                               825
                                                                    ------------
                                                                          12,488
                                                                    ------------
  FOOD & BEVERAGE -- 0.7%
              ConAgra Foods
        884   7.875%, 09/15/10                                               962
                                                                    ------------
  GENERAL MERCHANDISE -- 0.9%
              Target
      1,150   6.350%, 01/15/11                                             1,201
                                                                    ------------
  HEALTH CARE -- 2.2%
              Johnson & Johnson
      1,400   6.950%, 09/01/29                                             1,685
              UnitedHealth Group
      1,250   5.200%, 01/17/07                                             1,249
                                                                    ------------
                                                                           2,934
                                                                    ------------
  HOUSEHOLD PRODUCTS -- 1.8%
              Proctor & Gamble
      1,350   8.000%, 10/26/29                                             1,786
              Rubbermaid
        600   6.600%, 11/15/06                                               600
                                                                    ------------
                                                                           2,386
                                                                    ------------
  MEDIA -- 1.2%
              News America
      1,400   7.250%, 05/18/18                                             1,542
                                                                    ------------
  MOVIES & ENTERTAINMENT -- 1.1%
              Walt Disney MTN
      1,400   6.200%, 06/20/14                                             1,473
                                                                    ------------
  OIL & GAS - EQUIPMENT/SERVICES -- 1.1%
              Baker Hughes
      1,500   6.000%, 02/15/09                                             1,526
                                                                    ------------
  OIL & GAS - EXPLORATION/PRODUCTION -- 1.0%
              Anadarko Petroleum
      1,250   7.200%, 03/15/29                                             1,360
                                                                    ------------
  OIL & GAS - INTEGRATED -- 2.5%
              BP Amoco
      1,385   9.125%, 03/01/11                                             1,602
              Occidental Petroleum
      1,600   6.750%, 01/15/12                                             1,710
                                                                    ------------
                                                                           3,312
                                                                    ------------


Bishop Street Funds                                           September 30, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                Market
  Amount                                                                Value
   (000)                                                                (000)
-----------                                                         ------------

  PHARMACEUTICALS -- 2.8%
              Abbott Laboratories
$     2,400   6.400%, 12/01/06                                      $      2,403
      1,400   5.400%, 09/15/08                                             1,407
                                                                    ------------
                                                                           3,810
                                                                    ------------
  RETAIL - DRUGS -- 1.6%
              CVS
      2,200   4.875%, 09/15/14                                             2,088
                                                                    ------------
  RETAIL - FOOD -- 1.5%
              Archer Daniels Midland
      1,000   7.125%, 03/01/13                                             1,096
              McDonald's MTN, Ser E
        900   5.950%, 01/15/08 (A)                                           906
                                                                    ------------
                                                                           2,002
                                                                    ------------
  SEMI-CONDUCTORS -- 1.5%
              Applied Materials
        800   6.750%, 10/15/07                                               809
              Duke Energy
      1,275   4.200%, 10/01/08                                             1,249
                                                                    ------------
                                                                           2,058
                                                                    ------------
  TELECOMMUNICATIONS -- 1.8%
              GTE South, Ser C
        675   6.000%, 02/15/08                                               679
              Sprint Capital
      1,475   7.625%, 01/30/11 (A)                                         1,588
              Verizon Global Funding MTN
        100   7.600%, 03/15/07                                               101
                                                                    ------------
                                                                           2,368
                                                                    ------------
  TRANSPORTATION SERVICES -- 0.6%
              FedEx
        800   7.250%, 02/15/11 (A)                                           858
                                                                    ------------
  UTILITIES -- 1.0%
              Dominion Resources
      1,350   4.125%, 02/15/08                                             1,329
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS (Cost $60,099)                                59,255
                                                                    ------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.3%

              FHLB
        200   6.875%, 08/13/10                                               213
      1,350   5.375%, 02/15/07                                             1,350
      1,000   5.000%, 03/20/07                                               999
      1,000   5.000%, 02/22/13                                               981
      1,300   4.750%, 08/13/10                                             1,291
      1,450   4.100%, 06/13/08                                             1,429
      1,000   4.000%, 02/27/14 (C)                                           988
      1,000   3.875%, 07/24/09                                               971
      1,750   3.875%, 02/12/10                                             1,692
      1,800   3.750%, 08/15/08                                             1,760
        500   3.600%, 10/19/07                                               492
      1,100   3.375%, 02/15/08                                             1,076


Bishop Street Funds                                           September 30, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                Market
  Amount                                                                Value
   (000)                                                                (000)
-----------                                                         ------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)

              FHLMC
$       875   8.250%, 06/01/16                                      $      1,076
      1,000   6.000%, 07/10/13                                             1,020
      1,400   5.500%, 02/22/13                                             1,396
        700   5.500%, 08/20/19                                               692
      1,400   5.200%, 03/05/19                                             1,361
      2,400   5.125%, 10/15/08                                             2,407
      1,000   5.000%, 01/30/14                                               990
      1,400   4.750%, 05/06/13                                             1,355
      1,500   4.625%, 08/15/08                                             1,490
      1,350   4.375%, 07/30/09                                             1,330
      1,400   4.375%, 03/01/10                                             1,374
              FHLMC MTN
      1,400   5.750%, 05/23/11                                             1,411
      1,400   5.400%, 02/01/16                                             1,383
      1,400   5.250%, 12/01/14                                             1,372
      1,000   5.000%, 12/27/07                                               999
        375   5.000%, 02/08/08                                               374
        200   5.000%, 06/18/18 (C)                                           194
      2,800   4.850%, 12/01/09 (A)                                         2,773
      1,000   3.650%, 05/07/08                                               979
        200   2.500%, 12/04/06                                               199
              FNMA
      2,600   7.250%, 01/15/10                                             2,783
      1,400   5.650%, 04/10/13                                             1,403
        250   5.280%, 02/27/09                                               250
        200   4.500%, 08/04/08                                               198
        800   3.875%, 11/17/08                                               782
        200   3.250%, 03/17/08                                               195
              GNMA
      1,400   5.500%, 11/16/31                                             1,404
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,733)                   44,432
                                                                    ------------

                       U.S. TREASURY OBLIGATIONS -- 18.9%

              U.S. Treasury Bonds
      2,750   7.500%, 11/15/16 (A)                                         3,369
      5,500   7.250%, 05/15/16 (A)                                         6,592
      1,700   6.375%, 08/15/27 (A)                                         2,041
        800   6.250%, 05/15/30 (A)                                           961
      1,000   6.000%, 02/15/26 (A)                                         1,144
      1,500   5.250%, 11/15/28                                             1,586
      5,600   4.500%, 02/15/36 (A)                                         5,366
              U.S. Treasury Notes
        400   4.375%, 05/15/07                                               398
      1,400   4.250%, 08/15/15 (A)                                         1,362
      1,200   4.000%, 02/15/14 (A)                                         1,154
      1,200   4.000%, 02/15/15 (A)                                         1,149
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,984)                            25,122
                                                                    ------------

                           COMMERICAL PAPER (B)-- 4.6%

              Morgan Stanley Dean Witter
      6,074   5.445%, 11/09/06                                             6,074
                                                                    ------------
TOTAL COMMERICAL PAPER (COST $6,074)                                       6,074
                                                                    ------------


Bishop Street Funds                                           September 30, 2006

High Grade Income Fund                                               (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

                                                                        Market
   Face Amount                                                           Value
   (000)/Shares                                                          (000)
  --------------                                                    ------------

                              BANK NOTE (B)-- 3.0%

              First Tennessee Bank
$     4,049   5.339%, 4/18/07                                       $     4,051
                                                                    -----------
TOTAL BANK NOTE (COST $4,051)                                             4,051
                                                                    -----------

                             MASTER NOTE (B)-- 3.0%

              Bank of America
      4,049   5.445%, 10/2/06                                             4,050
                                                                    -----------
TOTAL MASTER NOTE (COST $4,050)                                           4,050
                                                                    -----------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 2.1%

              FHLMC
      1,000   5.250%, 08/15/11                                              982
         67   3.500%, 05/01/08                                               65
              FHLMC, Ser 3070, Cl DH
        793   5.500%, 11/15/35                                              792
              FNMA
      1,001   3.500%, 08/01/10                                              955
                                                                    -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (COST $2,846)        2,794
                                                                    -----------

                          CASH EQUIVALENTS (D) -- 0.1%

              Dreyfus Cash Management Fund, Institutional
     79,864   Shares, 5.220%                                                 80
              Fidelity Institutional Money Market Portfolio,
     79,864   Institutional Shares, 5.220%                                   80
                                                                    -----------
TOTAL CASH EQUIVALENTS (Cost $160)                                          160
                                                                    -----------

                        REPURCHASE AGREEMENT (B) -- 12.0%

              Lehman Brothers 5.425%, dated 09/29/06, to be
              repurchased on 10/02/06, repurchase price
              $16,084,536 (collateralized by U.S. Government
              obligations, par value $18,453,213, ranging from
              0.000% to 3.880%, 08/25/35 to 02/25/36 with a
     16,077   total market value of $16,881,876)                         16,077
                                                                    -----------
TOTAL REPURCHASE AGREEMENT (Cost $16,077)                                16,077
                                                                    -----------

TOTAL INVESTMENTS (COST $162,074) + -- 121.4%                           162,015
                                                                    -----------

                     OTHER ASSETS AND LIABILITIES --(21.4)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                 (28,593)
                                                                    -----------

NET ASSETS -- 100.0%                                                $   133,422
                                                                    ===========

(A) THIS SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2006 IS $29,598,167.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2006 IS $30,252,036.
(C) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF SEPTEMBER 30, 2006.
(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
NA -- NORTH AMERICAN
SER -- SERIES
+ AT SEPTEMBER 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $162,074, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,783 AND $(1,842), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                           September 30, 2006

 Hawaii Municipal Bond Fund                                          (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                          Market
  Amount                                                                         Value
  (000)                                                                          (000)
-----------                                                                  ------------

                            MUNICIPAL BONDS -- 101.0%

  CALIFORNIA -- 1.4%
              Coast, Unified School District, School Facilities District
              1-B, GO, FSA Insured (C)
$     1,610   5.050%, 08/01/40                                               $        359
              Highland, Redevelopment Agency, Project Area No. 1 Tax
              Allocation, RB, AMBAC Insured
      1,440   5.650%, 12/01/24                                                      1,713
              La Mesa-Spring Valley, School District, Electric of 2002
              Project, Ser B, GO, FGIC Insured (C)
        630   5.250%, 08/01/27                                                        247
                                                                             ------------
                                                                                    2,319
                                                                             ------------
  HAWAII -- 84.0%
              Hawaii County, Refunding & Improvement Project, Ser A, GO,
              FGIC Insured
        450   5.600%, 05/01/12                                                        495
        430   5.600%, 05/01/13                                                        478
        400   5.550%, 05/01/09                                                        420
              Hawaii County, Ser A, GO, FGIC Insured
        630   5.500%, 07/15/12                                                        683
              Hawaii County, Ser A, GO, FSA Insured
        500   5.400%, 05/15/15                                                        527
      1,000   5.000%, 07/15/23                                                      1,053
              Hawaii County, Ser A, GO, MBIA Insured
      1,055   5.250%, 07/15/18                                                      1,156
      1,205   5.000%, 07/15/15                                                      1,306
      1,470   5.000%, 07/15/24                                                      1,555
              Hawaii State, Airport System, RB, AMT, FGIC Insured
        280   5.250%, 07/01/21                                                        292
              Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60   6.900%, 07/01/12                                                         66
              Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
              MBIA Insured
      1,505   6.900%, 07/01/12                                                      1,665
              Hawaii State, Airport System, Ser B, RB, AMT, FGIC Insured
      1,500   6.625%, 07/01/18                                                      1,657
      1,500   6.500%, 07/01/14                                                      1,656
        500   6.000%, 07/01/19                                                        540
              Hawaii State, Department of Budget & Finance, Chaminade
              University, RB, Radian Insured
      1,000   5.000%, 01/01/26                                                      1,048
      1,000   4.750%, 01/01/36                                                      1,007
      1,000   4.700%, 01/01/31                                                      1,014
              Hawaii State, Department of Budget & Finance, Electric
              Company & Subsidiary Project, RB, MBIA Insured
        170   5.450%, 11/01/23                                                        170
              Hawaii State, Department of Budget & Finance, Electric
              Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
      1,500   4.800%, 01/01/25                                                      1,523
              Hawaii State, Department of Budget & Finance, Electric
              Company & Subsidiary Project, Ser B, RB, AMT, XLCA Insured
      1,025   5.000%, 12/01/22                                                      1,065
              Hawaii State, Department of Budget & Finance, Hawaiian
              Electric, Ser A, RB, AMT, AMBAC Insured
        460   5.100%, 09/01/32                                                        473
              Hawaii State, Department of Budget & Finance, Hawaiian
              Electric, Ser A, RB, AMT, MBIA Insured
        805   6.200%, 05/01/26                                                        814
      3,250   5.650%, 10/01/27                                                      3,524
              Hawaii State, Department of Budget & Finance, Hawaiian
              Electric, Ser C, RB, AMT, AMBAC Insured
      1,000   6.200%, 11/01/29                                                      1,078


Bishop Street Funds                                           September 30, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                          Market
  Amount                                                                         Value
  (000)                                                                          (000)
-----------                                                                  ------------
   HAWAII (CONTINUED)
              Hawaii State, Department of Budget & Finance, Mid Pacific
              Institute, RB, Radian Insured
$     1,000   5.000%, 01/01/26                                               $      1,060
      1,000   4.625%, 01/01/31                                                      1,005
              Hawaii State, Department of Budget & Finance, Queens
              Health Systems, Ser B, RB, MBIA Insured, Pre-Refunded @
              101 (A)
        750   5.250%, 07/01/11                                                        779
              Hawaii State, Harbor Capital Improvement, RB, AMT, MBIA
              Insured
      2,000   5.500%, 07/01/27                                                      2,041
        545   5.400%, 07/01/09                                                        562
              Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
      2,025   5.750%, 07/01/17                                                      2,174
        670   5.750%, 07/01/29                                                        714
      1,210   5.700%, 07/01/16                                                      1,298
      1,000   5.600%, 07/01/15                                                      1,073
              Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
        200   5.500%, 07/01/19                                                        215
              Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
      1,000   5.000%, 01/01/13                                                      1,062
              Hawaii State, Harbor System, Ser B, RB, FSA Insured
        870   5.000%, 01/01/07                                                        873
              Hawaii State, Highway, RB
      1,000   6.000%, 07/01/08                                                      1,041
      2,000   6.000%, 07/01/09                                                      2,126
              Hawaii State, Highway, Ser A, RB, FSA Insured
        725   5.000%, 07/01/21                                                        777
              Hawaii State, Highway, Ser A, RB, FSA Insured
      1,805   5.000%, 07/01/23                                                      1,925
              Hawaii State, Housing, Finance & Development,
              Single-Family Housing, Ser A, RB, AMT, FNMA Collateral
        420   5.750%, 07/01/30                                                        421
        655   5.400%, 07/01/30                                                        675
        145   5.250%, 07/01/13                                                        149
              Hawaii State, Housing, Finance & Development,
              Single-Family Housing, Ser B, RB, FNMA Collateral
      1,000   5.450%, 07/01/17                                                      1,027
              Hawaii State, Housing, Finance & Development, University
              of Hawaii Faculty Housing Project, RB, AMBAC Insured
        700   5.650%, 10/01/16                                                        704
        415   5.000%, 10/01/06                                                        415
              Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC
              Insured
      1,475   5.250%, 05/01/13                                                      1,538
      1,000   5.000%, 05/01/08                                                      1,022
      1,000   5.000%, 05/01/14                                                      1,038
      1,100   5.000%, 05/01/15                                                      1,141
      1,500   5.000%, 05/01/16                                                      1,556
      1,000   5.000%, 05/01/17                                                      1,037
        500   5.000%, 05/01/18                                                        518
              Hawaii State, No. 1 Capitol District State Office, COP,
              MBIA Insured
      1,000   5.200%, 05/01/14                                                      1,048
        175   5.000%, 05/01/11                                                        183
              Hawaii State, Pacific Health Special Purpose, Ser A, RB
        875   5.600%, 07/01/33                                                        923
              Hawaii State, Ser CL, GO
      1,000   6.000%, 03/01/09                                                      1,055
              Hawaii State, Ser CM, GO, FGIC Insured
      2,000   6.500%, 12/01/13                                                      2,349
        500   6.000%, 12/01/09                                                        537
      1,500   6.000%, 12/01/11                                                      1,667
              Hawaii State, Ser CP, GO, FGIC Insured
         90   5.000%, 10/01/16                                                         92
              Hawaii State, Ser CU, GO, MBIA Insured, Pre-Refunded @ 100 (A)
         25   5.750%, 10/01/10                                                         27
              Hawaii State, Ser CU, GO, MBIA Insured
        550   5.750%, 10/01/12                                                        594


Bishop Street Funds                                           September 30, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                          Market
  Amount                                                                         Value
  (000)                                                                          (000)
-----------                                                                  ------------
   HAWAII (CONTINUED)
              Hawaii State, Ser CV, GO, FGIC Insured
$     1,000   5.250%, 08/01/21                                               $      1,063
              Hawaii State, Ser CX, GO, FSA Insured
      1,000   5.500%, 02/01/21                                                      1,084
              Hawaii State, Ser DF, GO, AMBAC Insured
      1,250   5.000%, 07/01/21                                                      1,339
      2,400   5.000%, 07/01/25                                                      2,550
              Hawaii State, Ser DI, GO, FSA Insured
      1,000   5.000%, 03/01/14                                                      1,083
              Hawaii State, University of Hawaii, Ser A, RB, FGIC
              Insured
      1,805   5.500%, 07/15/14                                                      1,981
        500   5.500%, 07/15/21                                                        545
        500   5.125%, 07/15/32                                                        525
              Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
        320   5.250%, 10/01/16                                                        342
        775   5.250%, 10/01/17                                                        829
              Hawaii State, University of Hawaii, Ser A, RB, MBIA Insured
      5,000   4.625%, 07/15/31                                                      5,048
              Honolulu City & County, 1st Board Resolution, Senior Ser
              C, RB, MBIA Insured
      7,000   5.000%, 07/01/31                                                      7,409
              Honolulu City & County, 2nd Board Resolution, Junior Ser
              A-1, RB, MBIA Insured
        815   5.000%, 07/01/22                                                        877
              Honolulu City & County, 2nd Board, Junior Ser A-1, RB,
              MBIA Insured
      1,130   5.000%, 07/01/23                                                      1,212
              Honolulu City & County, 2nd Board, Junior Ser B-1, RB,
              MBIA Insured
      2,485   5.000%, 07/01/24                                                      2,642
              Honolulu City & County, Board of Water Supply, Ser A, RB,
              FGIC Insured
      2,000   5.000%, 07/01/33                                                      2,099
              Honolulu City & County, GO
      1,320   5.400%, 09/27/07                                                      1,343
        625   5.250%, 03/01/17                                                        679
              Honolulu City & County, GO, ETM
        230   6.000%, 12/01/09                                                        247
              Honolulu City & County, Senior Ser A, RB, FGIC Insured
      1,280   5.000%, 07/01/20                                                      1,375
              Honolulu City & County, Ser A, GO
         55   6.000%, 01/01/10                                                         59
              Honolulu City & County, Ser A, GO, ETM
        500   6.000%, 01/01/09                                                        526
         95   6.000%, 01/01/10                                                        102
              Honolulu City & County, Ser A, GO, MBIA Insured
      1,000   5.250%, 03/01/27                                                      1,068
        500   5.250%, 03/01/28                                                        533
      1,000   5.000%, 07/01/14                                                      1,086
              Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635   5.500%, 10/01/11                                                        691
              Honolulu City & County, Ser B, GO, MBIA Insured
        825   5.000%, 07/01/13                                                        890
              Honolulu City & County, Ser B, RB, AMT, MBIA Insured
      1,000   5.250%, 07/01/21                                                      1,081
              Honolulu City & County, Ser C, GO, FGIC Insured
        565   5.125%, 07/01/11                                                        593
      1,100   5.125%, 07/01/15                                                      1,154
      2,500   5.000%, 07/01/19                                                      2,607
              Honolulu City & County, Ser C, GO, MBIA Insured
      2,000   5.000%, 07/01/16                                                      2,177
              Honolulu City & County, Ser D, GO, AMT, FGIC Insured
        245   4.850%, 02/01/10                                                        253
              Honolulu City & County, Ser D, GO, MBIA Insured
        885   5.000%, 07/01/19                                                        954
      2,000   5.000%, 07/01/23                                                      2,132


Bishop Street Funds                                           September 30, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                          Market
  Amount                                                                         Value
  (000)                                                                          (000)
-----------                                                                  ------------
   HAWAII (CONTINUED)
              Honolulu City & County, Ser E, GO, FGIC Insured
$     1,500   5.250%, 07/01/20                                               $      1,642
              Honolulu City & County, Waipahu Towers Project, Ser A, RB,
              AMT, GNMA Collateral
        200   6.900%, 06/20/35                                                        202
              Honolulu City & County, Waste Water, 2nd Board Resolution,
              Junior Ser, RB, FGIC Insured
      1,000   5.000%, 07/01/23                                                      1,039
              Honolulu City & County, Water Board, Ser A, RB, FGIC
              Insured
      1,700   4.750%, 07/01/16                                                      1,824
              Honolulu City & County, Water Board, Ser A, RB, FGIC
              Insured
      2,000   4.750%, 07/01/17                                                      2,146
              Honolulu City & County, Water Board, Ser B, RB, AMT MBIA
              Insured
      1,000   5.250%, 07/01/20                                                      1,084
              Honolulu City & County, Water Board, Ser B, RB, AMT MBIA
              Insured  07/01/2015
        325   5.000%, 07/01/15                                                        349
              Kauai County, Public Improvement, Ser B, GO, MBIA Insured,
              Pre-Refunded @ 101 (A)
        175   5.200%, 08/01/07                                                        179
        165   5.150%, 08/01/07                                                        169
        155   5.100%, 08/01/07                                                        159
        120   5.050%, 08/01/07                                                        123
              Kauai County, Ser A, GO, FGIC Insured
      1,610   5.000%, 08/01/21                                                      1,726
      1,000   5.000%, 08/01/22                                                      1,070
      1,440   5.000%, 08/01/23                                                      1,536
      1,555   5.000%, 08/01/24                                                      1,655
      1,450   5.000%, 08/01/26                                                      1,539
              Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded @ 100 (A)
      1,135   6.250%, 08/01/10                                                      1,244
      1,480   6.250%, 08/01/10                                                      1,622
      1,335   6.250%, 08/01/10                                                      1,463
      1,050   6.250%, 08/01/10                                                      1,151
              Kauai County, Ser A, GO, MBIA Insured
        490   5.625%, 08/01/18                                                        530
      1,500   5.000%, 08/01/25                                                      1,556
              Kauai County, Ser A, GO, MBIA Insured, Pre-Refunded @ 100 (A)
        260   5.625%, 08/01/11                                                        284
              Maui County Hawaii, Ser A, GO, MBIA Insured
      1,000   4.750%, 07/01/25                                                      1,040
              Maui County, GO, MBIA Insured
      1,100   5.000%, 03/01/24                                                      1,168
              Maui County, Ser A, GO
        485   5.375%, 03/01/12                                                        519
              Maui County, Ser A, GO, FGIC Insured
        150   5.000%, 03/01/13                                                        154
              Maui County, Ser A, GO, FGIC Insured, Pre-Refunded @ 101 (A)
        100   5.125%, 03/01/08                                                        103
         50   5.000%, 03/01/08                                                         51
              Maui County, Ser A, GO, MBIA Insured
        840   5.000%, 03/01/20                                                        898
              Maui County, Ser B, GO, MBIA Insured
        500   5.000%, 09/01/17                                                        539
                                                                             ------------
                                                                                  142,648
                                                                             ------------
  ILLINOIS -- 0.4%
              Illinois State, Educational Facilities Authority,
              Northwestern University, RB
        670   5.000%, 12/01/38                                                        696
                                                                             ------------


Bishop Street Funds                                           September 30, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face                                                                          Market
  Amount                                                                         Value
  (000)                                                                          (000)
-----------                                                                  ------------
  INDIANA -- 2.1%
              Anderson, Community School Building Company, First
              Meeting, RB, AMBAC Insured
$     2,000   5.000%, 07/15/27                                               $      2,120
              Elkhart, Community School Building Company, First Meeting,
              RB, XLCA Insured
      1,500   4.500%, 07/15/24                                                      1,521
                                                                             ------------
                                                                                    3,641
                                                                             ------------
  MASSACHUSETTS -- 0.3%
              Massachusetts State, Water Resources Authority, Ser J, RB
        565   5.000%, 08/01/42                                                        585
                                                                             ------------
  PUERTO RICO -- 7.9%
              Commonwealth of Puerto Rico, GO, MBIA Insured
        500   6.500%, 07/01/14                                                        594
      1,500   6.000%, 07/01/15                                                      1,751
              Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured
        435   5.000%, 07/01/21                                                        460
              Commonwealth of Puerto Rico, Public Improvement, Ser A, GO
      1,000   5.000%, 07/01/27                                                      1,033
              Puerto Rico, Electric Power Authority, Ser DD, RB, FSA Insured
      1,000   5.000%, 07/01/28                                                      1,029
              Puerto Rico, Electric Power Authority, Ser HH, RB, FSA Insured
        500   5.250%, 07/01/29                                                        530
              Puerto Rico, Housing Financing Authority, Capital Funding
              Program, RB
      2,360   5.000%, 12/01/16                                                      2,499
              Puerto Rico, Housing, Banking & Financing Agency,
              Single-Family Mortgage, Affordable Housing Mortgage,
              Portfolio I, RB, AMT, GNMA/FNMA/FHLMC Collateral
        180   6.100%, 10/01/15                                                        181
              Puerto Rico, Industrial Tourist Educational Medical
              Environmental Control Facilities, Hospital Auxilio Mutuo
              Obligation Group, Ser A, RB, MBIA Insured
        300   6.250%, 07/01/24                                                        302
              Puerto Rico, Public Buildings Authority, Ser F, RB
      3,000   5.250%, 07/01/25                                                      3,444
              Puerto Rico, University of Puerto Rico, Ser O, RB, MBIA
              Insured
      1,500   5.750%, 06/01/19                                                      1,605
                                                                             ------------
                                                                                   13,428
                                                                             ------------
  SOUTH CAROLINA -- 1.2%
              South Carolina Transportation Infrastructure Bank, Ser A,
              RB, AMBAC Insured
      2,000   5.000%, 10/01/33                                                      2,082
                                                                             ------------
  TEXAS -- 2.9%
              Clint, Independent School District, GO
      1,505   5.000%, 08/15/23                                                      1,608
              Galveston, Waterworks & Sewer Systems, RB, FGIC Insured
      1,200   4.375%, 05/01/24                                                      1,200
              Harris County, Houston Texas Sports Authority, Ser A,
              Special RB, MBIA Insured (C)
      5,000   5.400%, 11/15/40                                                        831
              Katy, Independent School District, Ref-Ser A, GO
      1,200   5.000%, 02/15/32                                                      1,256
                                                                             ------------
                                                                                    4,895
                                                                             ------------


Bishop Street Funds                                           September 30, 2006

Hawaii Municipal Bond Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS


                                                                        Market
   Face Amount                                                          Value
   Shares/(000)                                                          (000)
  --------------                                                    ------------
  WASHINGTON -- 0.8%
              Washington State, University of Washington, RB, FSA
              Insured
$     1,315   5.000%, 06/01/23                                               $      1,392
                                                                             ------------
              TOTAL MUNICIPAL BONDS (Cost $166,316)                               171,686
                                                                             ------------

                                 CASH EQUIVALENTS (B) -- 1.3%

  1,075,125   Dreyfus Tax-Exempt Cash Management Fund, Institutional
              Shares, 3.540%                                                        1,075
  1,075,125   Fidelity Institutional Tax-Exempt Portfolio, Institutional
              Shares, 3.540%                                                        1,075
                                                                             ------------
              TOTAL CASH EQUIVALENTS (Cost $2,150)                                  2,150
                                                                             ------------

TOTAL INVESTMENTS (COST $168,466) + -- 102.3%                                     173,836
                                                                             ------------

                           OTHER ASSETS AND LIABILITIES --(2.3)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                            (3,901)
                                                                             ------------

NET ASSETS -- 100.0%                                                         $    169,935
                                                                             ============

(A)  PREREFUNDED SECURITY. THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.
(C) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
AMBAC --   AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT --   ALTERNATIVE MINIMUM TAX
COP --   CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL
+ AT SEPTEMBER 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $168,520, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,409 AND $(93), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                           September 30, 2006

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face
  Amount                                                               Value
  (000)                                                                 (000)
-----------                                                        ------------

                         COMMERCIAL PAPER (B) -- 74.2%

   AUTO FINANCE -- 4.8%
               BMW Vehicle Lease Trust
$     11,000   5.352%, 10/02/06                                    $     10,998
                                                                   ------------
   BANKS -- 30.3%
               ANZ
       6,000   5.436%, 10/23/06                                           5,980
               Danske
      11,000   5.284%, 12/21/06                                          10,871
               Deutsche Ausgleichsbank
      11,000   5.285%, 10/04/06                                          10,995
               Dresdner Funding
       9,000   5.305%, 10/20/06                                           8,975
               Lloyds TSB Bank
      11,000   5.254%, 10/02/06                                          10,998
               Societe Generale
       8,000   5.448%, 10/12/06                                           7,987
       3,000   5.330%, 11/01/06                                           2,987
               Westpac Capital
       5,000   5.434%, 10/23/06                                           4,984
       5,000   5.485%, 11/06/06                                           4,973
                                                                   ------------
                                                                         68,750
                                                                   ------------
   BROADCASTING & CABLE -- 4.4%
               Charta
       5,000   5.434%, 10/23/06                                           4,984
       5,000   5.299%, 10/02/06                                           4,999
                                                                   ------------
                                                                          9,983
                                                                   ------------
   FINANCIALS -- 34.7%
               Abbey National Treasury Services
      12,500   5.259%, 10/02/06                                          12,498
               ABN-Amro North America Finance
      11,000   5.318%, 11/24/06                                          10,914
               Atlantic Asset Securitization
      11,000   5.372%, 10/02/06                                          10,998
               CBA Financial
      11,000   5.339%, 11/24/06                                          10,913
               Chariot Funding
      11,000   5.283%, 10/27/06                                          10,958
               Dresdner U.S. Finance
       2,000   5.335%, 11/20/06                                           1,985
               HBOS Treasury Services
       4,000   5.447%, 10/25/06                                           3,986
       5,650   5.310%, 12/05/06                                           5,597
               UBS Americas
      11,000   5.342%, 10/02/06                                          10,998
                                                                   ------------
                                                                         78,847
                                                                   ------------
TOTAL COMMERCIAL PAPER (Cost $168,578)                                  168,578
                                                                   ------------

                  CERTIFICATES OF DEPOSIT/BANK NOTES -- 16.3%

               Citibank NA
       5,000   5.350%, 11/27/06                                           5,000
               Svenska Handelsbaken
      11,000   5.285%, 10/20/06                                          11,000
               Toronto Dominion Bank
      10,000   5.265%, 10/04/06                                          10,000


Bishop Street Funds                                           September 30, 2006

Money Market Fund                                                    (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face
  Amount                                                                Value
  (000)                                                                  (000)
-----------                                                           ---------

                 CERTIFICATES OF DEPOSIT/BANK NOTES -- CONTINUED

              Wells Fargo Bank
$     11,000  5.280%, 10/25/06                                        $  11,000
                                                                      ---------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $37,000)                  37,000
                                                                      ---------

                         ASSET BACKED SECURITIES -- 0.9%

   AUTO FINANCE -- 0.9%
              Nissan Auto Lease Trust, Ser 2006-A,  Cl A1
       1,566  5.081%, 05/15/07                                            1,566
              Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A1
         388  4.663%, 02/15/07                                              388
                                                                      ---------
TOTAL ASSET BACKED SECURITIES (Cost $1,954)                               1,954
                                                                      ---------

                        CORPORATE OBLIGATIONS (A) -- 1.9%

   FINANCIALS -- 1.9%
              General Electric Capital
       2,300  5.455%, 10/10/06                                            2,300
              General Electric Capital MTN
       2,000  5.430%, 10/17/06                                            2,000
                                                                      ---------
TOTAL CORPORATE OBLIGATIONS (Cost $4,300)                                 4,300
                                                                      ---------

                          REPURCHASE AGREEMENTS -- 6.9%

              Barclays Bank 4.950%, dated 09/29/06, to be
              repurchased on 10/02/06, repurchase price
              $4,701,939 (collateralized by U.S. Treasury
              obligation, par value $4,761,000, 4.250%,
       4,700  11/30/07 with a total market value of $4,794,425)           4,700
              Barclays Bank 5.330%, dated 09/29/06, to be
              repurchased on 10/02/06, repurchase price
              $11,004,886 (collateralized by U.S. Government
              obligation, par value $11,858,451, 5.500%,
      11,000  01/01/36 with a total market value of $11,220,001)         11,000
                                                                      ---------
              TOTAL REPURCHASE AGREEMENTS (Cost $15,700)                 15,700
                                                                      ---------

TOTAL INVESTMENTS (COST $227,532) + -- 100.2%                           227,532
                                                                      ---------

                      OTHER ASSETS AND LIABILITIES --(0.2)%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (474)
                                                                      ---------

NET ASSETS -- 100.0%                                                  $ 227,058
                                                                      =========

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
CL -- CLASS
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SER -- SERIES
+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                           September 30, 2006

Treasury Money Market Fund                                           (unaudited)
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS

   Face
  Amount                                                                         Value
   (000)                                                                         (000)
-----------                                                                  -----------
                             REPURCHASE AGREEMENTS -- 80.2%

               Barclays Bank 4.950%, dated 09/29/06, to be repurchased on
               10/02/06, repurchase price $20,408,415 (collateralized by
               U.S. Treasury obligation, par value $20,663,000, 4.250%,
$     20,400   11/30/07 with a total market value of $20,808,066)            $     20,400
               Lehman Brothers 5.000%, dated 09/29/06, to be repurchased
               on 10/02/06, repurchase price $75,031,250 (collateralized
               by a U.S. Treasury obligations, par value $75,803,000,
               ranging from 4.625% to 4.875%, 05/31/13 to 08/31/13 with a
      75,000   total market value of $76,501,447)                                  75,000
               UBS Securities 4.980%, dated 09/29/06, to be repurchased
               on 10/02/06, repurchase price $45,018,675 (collateralized
               by U.S. Treasury obligation, par value $28,340,000,
      45,000   3.875%, 04/15/29 with a total market value of $45,902,260)          45,000
                                                                             ------------
               TOTAL REPURCHASE AGREEMENTS (Cost $140,400)                        140,400
                                                                             ------------

TOTAL INVESTMENTS (COST $140,400) + -- 80.2%                                      140,400
                                                                             ------------

                         OTHER ASSETS AND LIABILITIES --19.8%

TOTAL OTHER ASSETS AND LIABILITIES, NET                                            34,752
                                                                             ------------

NET ASSETS -- 100.0%                                                         $    175,152
                                                                             ============

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


Bishop Street Funds                                           September 30, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Bishop Street Funds


By (Signature and Title)*                            /s/ James F. Volk
                                                     -----------------
                                                     James F. Volk
                                                     Chief Executive Officer

Date: November 22, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /s/ James F. Volk
                                                     -----------------
                                                     James F. Volk
                                                     Chief Executive Officer

Date: November 22, 2006


By (Signature and Title)*                            /s/ Michael Lawson
                                                     ------------------
                                                     Michael Lawson
                                                     Controller & CFO
Date: November 22, 2006

* Print the name and title of each signing officer under his or her signature.